COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Inventories	$ 0	$ 208,923
Gross carrying amount
Inventories
Electronics		$ 208,923